Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Non-current assets
Other Non-Current Assets (Table)

	December 31, 2022	December 31, 2021
Prepaid expenses	$13	$13
Deposits in guarantee to free zone	359	176
Other (1)	817	2,684
Total	$1,189	$2,873

(1)	As of December 31, 2021, includes an amount of $1,330, respectively, related to settlement regarding a storage and transshipment contract in the Grain Port Terminal (Note 25).